Report of the directors financial review risk report - The consensus Central scenario (Details)	6 Months Ended
Jun. 30, 2023 $ / bbl
West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel)	69
Not later than eighteen months | Interest rate (‘IR’)
Disclosure of financial assets [line items]
Forecast period	18 months
2023 | West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel)	77
2024 | Inflation Rate Risk
Disclosure of financial assets [line items]
Forecast period	2 years
Central scenario
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.60%
Forecast period	5 years
GDP growth rate, 5 year average, pre-pandemic	2.80%
Central scenario | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	0.80%
Unemployment rate, 5 year average	4.50%
House price growth, 5 year average	(0.60%)
Inflation rate, 5 year average	2.50%
Central scenario | – France
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.30%
Unemployment rate, 5 year average	7.20%
House price growth, 5 year average	2.50%
Inflation rate, 5 year average	2.30%
Central scenario | 2023
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%
Central scenario | 2023 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.00%
Unemployment rate (%)	4.20%
House prices (annual average growth rate, %)	(1.30%)
Inflation (annual average growth rate, %)	7.50%
Central scenario | 2023 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.50%
Unemployment rate (%)	7.40%
House prices (annual average growth rate, %)	0.70%
Inflation (annual average growth rate, %)	5.30%
Central scenario | 2024 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.60%)
Unemployment rate (%)	4.70%
House prices (annual average growth rate, %)	(5.70%)
Inflation (annual average growth rate, %)	2.80%
Central scenario | 2024 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.00%
Unemployment rate (%)	7.40%
House prices (annual average growth rate, %)	0.60%
Inflation (annual average growth rate, %)	2.60%
Central scenario | 2025 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.00%
Unemployment rate (%)	4.50%
House prices (annual average growth rate, %)	(1.90%)
Inflation (annual average growth rate, %)	1.80%
Central scenario | 2025 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%
Unemployment rate (%)	7.20%
House prices (annual average growth rate, %)	3.10%
Inflation (annual average growth rate, %)	1.90%
Central scenario | 2026 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.60%
Unemployment rate (%)	4.40%
House prices (annual average growth rate, %)	3.20%
Inflation (annual average growth rate, %)	1.90%
Central scenario | 2026 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.60%
Unemployment rate (%)	7.30%
House prices (annual average growth rate, %)	3.80%
Inflation (annual average growth rate, %)	1.90%
Central scenario | 2027 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.40%
Unemployment rate (%)	4.50%
House prices (annual average growth rate, %)	2.70%
Inflation (annual average growth rate, %)	2.10%
Central scenario | 2027 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%
Unemployment rate (%)	7.00%
House prices (annual average growth rate, %)	3.70%
Inflation (annual average growth rate, %)	1.90%
Upside scenario | 2023 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	8.70%
Upside scenario | 2023 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	10.10%
Upside scenario | 2024 | – United Kingdom
Disclosure of financial assets [line items]
Unemployment rate (%)	3.00%
House prices (annual average growth rate, %)	5.70%
Inflation (annual average growth rate, %)	1.00%
Upside scenario | 2024 | – France
Disclosure of financial assets [line items]
Unemployment rate (%)	6.20%
House prices (annual average growth rate, %)	17.10%
Inflation (annual average growth rate, %)	1.40%
Downside scenario | 2023 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(3.20%)
Downside scenario | 2023 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.40%)
Downside scenario | 2024 | – United Kingdom
Disclosure of financial assets [line items]
Unemployment rate (%)	6.20%
House prices (annual average growth rate, %)	(16.60%)
Inflation (annual average growth rate, %)	7.00%
Downside scenario | 2024 | – France
Disclosure of financial assets [line items]
Unemployment rate (%)	8.50%
House prices (annual average growth rate, %)	(1.30%)
Inflation (annual average growth rate, %)	5.60%
Downside 2 scenario | 2023 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(7.70%)
Downside 2 scenario | 2023 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(7.10%)
Downside 2 scenario | 2024 | – United Kingdom
Disclosure of financial assets [line items]
Unemployment rate (%)	9.00%
House prices (annual average growth rate, %)	(40.80%)
Inflation (annual average growth rate, %)	10.30%
Downside 2 scenario | 2024 | – France
Disclosure of financial assets [line items]
Unemployment rate (%)	10.00%
House prices (annual average growth rate, %)	(12.10%)
Inflation (annual average growth rate, %)	9.90%